Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock Based Compensation [Abstract]
Schedule of stock options granted
2021
Expected dividend yield	0.00%
Expected volatility	52.60%
Risk-free interest rate	2.41%
Expected average life of options (in years)	9 Years

Schedule of stock option
	Years Ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1	41,862.299	$5.06	9.62	$1,988,967
Granted	13,185.400	429.47
Forfeited	(4,983.894)	(10.88)
Exercised	(29,876.229)	(2.13)
Outstanding at December 31	20,187.576	285.17	11.61	1,164,204
Vested and exercisable as of December 31, 2021				6,626.813
Weighted average grant-date fair value of options granted during the period				$60

Schedule of RSUs
	Year ended December 31, 2022
	Number of shares	Weighted average grant date fair value per share*
Granted	52,120.000	1,392.20
Vested pending settlement	(44,706.000)	1,397.51
Forfeited	(1,446.000)	1,397.51
Unvested units as of December 31, 2022	5,968.000	1,351.15

*        The fair value of RSUs is estimated based on the fair value of the Company’s common stock which is referenced to Company’s recent merger transaction (Note 1) which reflects a pre-money enterprise value as at the grant date.

Schedule of stock-based compensation expense for the stock options and RSUs
	Year ended December 31, 2022
	2022	2021
Cost of revenue	896,511	—
Product and technology	5,892,394	(98,487)
Sales and marketing	4,998,640	10,217
General and administrative	54,687,484	165,290
	66,475,029	77,020